Exhibit 99.1

BX Trust 2021-LBA

Commercial Mortgage Pass-Through Certificates, Series 2021-LBA

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

BofA Securities, Inc.

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

22 January 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

BofA Securities, Inc.

One Bryant Park

New York, New York 10036

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282

Re:	BX Trust 2021-LBA (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-LBA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 January 2021

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will consist primarily of two uncrossed commercial mortgage loans comprised of:

a.	One floating rate interest-only commercial mortgage loan (the “Fund JV Loan”), primarily secured by first priority deeds of trust or deeds to secure debt on the related borrowers’ fee and leasehold interests in 35 multi- and single-tenanted commercial properties located in six states (collectively, the “Fund JV Properties”) and
b.	One floating rate interest-only commercial mortgage loan (the “Fund V Loan,” together with the Fund JV Loan, the “Mortgage Loans”), primarily secured by first priority deeds of trust or deeds to secure debt on the related borrowers’ fee interests in 17 multi- and single-tenanted commercial properties located in four states (collectively, the “Fund V Properties,” together with the Fund JV Properties, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans and Properties as of 9 February 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 6

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options),

as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

9.	The applicable Source Document(s) indicate that each Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the original interest-only period of each Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of each Mortgage Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of each Mortgage Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of each Mortgage Loan (the “Remaining Amortization Term (Including Extensions)”) and
e.	Use the “Whole Loan Original Balance” of each Mortgage Loan and Property, as shown on the Final Data File, as:
i.	The principal balance of each Mortgage Loan and Property as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	The principal balance of each Mortgage Loan and Property as of the “Initial Maturity Date” of each Mortgage Loan (the “Whole Loan Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Whole Loan Margin,
b.	LIBOR Rounding Methodology,
c.	LIBOR Floor and
d.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.2500% that was provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate and
ii.	Whole Loan Interest Rate (at LIBOR Cap)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at LIBOR Cap) and
iv.	Annual Whole Loan Debt Service (at LIBOR Cap)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of each Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of each Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of each Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of each Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at LIBOR Cap),” as shown on the Final Data File.

12.	Using the:

a.	Annual Whole Loan Debt Service,
b.	Annual Whole Loan Debt Service (at LIBOR Cap),
c.	Underwritten NOI ($) and
d.	Underwritten Net Cash Flow ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Whole Loan NCF DSCR,
iii.	Whole Loan NOI DSCR at LIBOR Cap and
iv.	Whole Loan NCF DSCR at LIBOR Cap

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. through iv. above to two decimal places.

Attachment A Page 5 of 6

13.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Underwritten NOI ($) and
c.	Underwritten Net Cash Flow ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY and
ii.	Whole Loan NCF DY

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

14.	Using the:

a.	Whole Loan Cut-off Balance,

b.	Whole Loan Initial Maturity Balance and

c.	Portfolio Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV and
ii.	Maturity Whole Loan LTV

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

15.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Appraised Value ($),
c.	Portfolio Appraised Value ($) and
d.	Units,

as shown on the Final Data File, and the instruction(s) provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Loan Per Unit,
ii.	Appraised Value ($) / Unit and
iii.	Portfolio Appraised Value ($) / Unit

of each Mortgage Loan and, with respect to ii. and iii. above, of each Property (except for the 14086 Santa Ana Avenue Property (as defined herein), which is described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to use the value for the recalculated characteristic listed in i. above for each Mortgage Loan as the value for each Property associated with such Mortgage Loan.

For the Property identified on the Final Data File as “14086 Santa Ana Avenue” (the “14086 Santa Ana Avenue Property”), the Depositor instructed us to use “NAP” for the “Appraised Value ($) / Unit” and “Portfolio Appraised Value ($) /Unit” characteristics.

Attachment A Page 6 of 6

16.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee and
d.	CREFC Royalty Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Units,
b.	Largest Tenant 1 Sq. Ft.,
c.	Largest Tenant 2 Sq. Ft.,
d.	Largest Tenant 3 Sq. Ft.,
e.	Largest Tenant 4 Sq. Ft. and
f.	Largest Tenant 5 Sq. Ft.,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant 1 % of Total SF,
ii.	Largest Tenant 2 % of Total SF,
iii.	Largest Tenant 3 % of Total SF,
iv.	Largest Tenant 4 % of Total SF and
v.	Largest Tenant 5 % of Total SF

of each Property (except for the Property described in the succeeding paragraph of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the 14086 Santa Ana Avenue Property, the Depositor instructed us to use “NAP” for the “Largest Tenant 1 % of Total SF” characteristic.

19.	Using the “Whole Loan Cut-off Balance,” as shown on the Final Data File, we recalculated the “% of Loan” of each Mortgage Loan and Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Document Date

Promissory Notes	21 January 2021

Mortgage Loan Agreements	21 January 2021

Guaranty Agreements	21 January 2021

Settlement Statements	21 January 2021

Deposit Account Control Agreements	21 January 2021

Cash Management Agreements	21 January 2021

Mortgage Loan Interest Rate Cap Agreements	19 January 2021

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	Various

Portfolio Summary Appraisal Reports	31 December 2020

Engineering Reports	Various

Environmental Phase I Reports	5 October 2020

Seismic Reports	Various

Underwriter’s Summary Reports	Not Dated

Underwritten Rent Rolls	31 December 2020

Pro-forma Title Policies	Not Dated

Lease Agreements	Various

Property Management Agreements	21 January 2021

CRE Insurance Risk Analysis	13 January 2021

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Document Date

CoStar Reports	12 November 2020

Demographic Summary Reports	13 January 2021

Green Street Industrial Market Snapshot Reports	16 October 2020

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report
City (see Note 2)	Appraisal Report
State (see Note 2)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type (see Note 1)	Appraisal Report
Year Built (see Note 1)	Appraisal Report
Year Renovated (see Note 1)	Appraisal Report
Clear Heights	Appraisal Report
% of Office	Appraisal Report
Parking Spaces (see Note 3)	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Market	Underwritten Rent Roll
Ownership Interest (see Note 1)	Pro-forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 4)	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 4)	Appraisal Report
Portfolio Appraised Value ($) (see Note 5)	Portfolio Summary Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date (see Note 6)	Engineering Report
Seismic Report Date (see Note 7)	Seismic Report
Seismic PML % (see Note 7)	Seismic Report

Major Tenant Information: (see Note 8)

Characteristic	Source Document(s)

Largest Tenant 1	Underwritten Rent Roll
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 1 Expiration	Underwritten Rent Roll
Largest Tenant 2	Underwritten Rent Roll
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 2 Expiration	Underwritten Rent Roll
Largest Tenant 3	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 3 Expiration	Underwritten Rent Roll
Largest Tenant 4	Underwritten Rent Roll
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 4 Expiration	Underwritten Rent Roll
Largest Tenant 5	Underwritten Rent Roll
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 9)

Characteristic	Source Document(s)

2015 Total Revenues	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 Total Revenues	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 Total Revenues	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 Total Revenues	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
2019 Total Revenues	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
Most Recent Total Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Total Revenues ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capital Items ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Note Date	Mortgage Loan Agreement
Whole Loan Margin	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Exit Fees	Mortgage Loan Agreement
Payment Day of Month	Mortgage Loan Agreement
Payment Date (Business Day Convention)	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 10)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap provider rating (Moody's/S&P/Fitch)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreement
Lockout Payments (see Note 11)	Mortgage Loan Agreement
SM Payments (see Note 11)	Mortgage Loan Agreement
Open Payments (see Note 11)	Mortgage Loan Agreement
Prepay Period End Date (see Notes 11 and 12)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 13)	Mortgage Loan Agreement
Cash Management Type (see Note 14)	Mortgage Loan Agreement

Notes:

1.	For each Mortgage Loan and Property, as applicable, listed in Table A1, the Depositor instructed us to use the information shown in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information shown in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Property	Characteristic	Provided Value

Fund JV Portfolio	2899 Mead Avenue	Property Sub-Type	Warehouse/Distribution

	5100 Rivergrade Road	Property Sub-Type	Food Logistics

	Portside Industrial Center F	Property Sub-Type	Warehouse/Distribution

	14900 W Schulte Road	Ownership Interest	Fee Simple/Leasehold

	15000 W Schulte Road	Ownership Interest	Fee Simple/Leasehold

Fund V Portfolio	15100 Figueroa	Property Sub-Type	Warehouse

	14086 Santa Ana Avenue	Property Sub-Type	Secured Yard
		Year Built	NAP
		Year Renovated	NAP

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information shown in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the Properties identified on the Preliminary Data File as “15000 W Schulte Road” and “14900 W Schulte Road” (collectively, the ”W Schulte Properties”), there is a single appraisal report Source Document for both Properties which indicates that there are 389 total parking spaces associated with the W Schulte Properties. For the purpose of comparing the “Parking Spaces” characteristic, the Depositor instructed us to allocate the 389 parking spaces, as shown in the appraisal report Source Document, pro-rata to each W Schulte Property using the related “Units,” as shown on the Preliminary Data File.

4.	Using the “Appraisal Type,” as shown on the Preliminary Data File, the Depositor instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics, respectively.

5.	For the purpose of comparing the “Portfolio Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the portfolio appraised value, as shown in the applicable Source Document(s), pro-rata to each Property using the related “Appraised Value ($),” as shown on the Preliminary Data File.

6.	For the purpose of comparing the “Engineering Report Date” characteristic, the Depositor instructed us to use the first day of the applicable month if the applicable Source Document(s) only showed the month and year.

7.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for any Property that contained a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

8.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant with the same lease expiration date, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

10.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

11.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of each Mortgage Loan, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the “Prepay Period End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day of Month” which occurs during the open period of the corresponding “Prepayment String” and to ignore any freely prepayable portion of each Mortgage Loan, as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender(s).

14.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Loan/Property Name
Mezzanine Debt Original Balance
Principal / Loan Sponsor
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Royalty Fee
Loan Purpose
Appraisal Type

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.